Accumulated Other Comprehensive Loss (Tables)	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Schedule of Accumulated Other comprehensive loss
As at June 30, 2016 and December 31, 2015, the Company’s accumulated other comprehensive loss consisted of the following components:

	June 30,	December 31,
	2016	2015
	$	$
Unrealized loss on qualifying cash flow hedging instruments	(10,799)	(419)
Pension adjustments, net of tax recoveries	(15,418)	(15,850)
Unrealized loss on marketable securities	(454)	(463)
Foreign exchange gain on currency translation	1,928	1,841
	(24,743)	(14,891)